Note 12 - Bank Facilities and Short-Term Loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
12.	BANK FACILITIES AND SHORT-TERM LOANS

In 2010, the Group obtained a term loan facility amount up to $2,569,637 and a revolving loan facility amount up to $10,150,067 from a bank. The outstanding loans have the interest margin, which is 1.8%, plus Hong Kong Interbank Offered Rate ranging from 0.08% to 0.24%. In 2011, the Group extended the facilities that had a term loan facility amount up to $6,433,185 and a revolving loan facility amount up to $6,304,521, expiring in July 2012. The facilities are guaranteed by a standby letter of credit, which is secured by the Group's restricted cash of $14,558,238 as of December 31, 2011. As of December 31, 2011, $12,737,706 of loan was outstanding under such loan facilities. The outstanding loans have the interest margin, which is 1.9%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%.

In June 2012, the Group renewed the facility which will be matured in June 2013.  The facility had a term loan facility amount up to $6,450,531 and a revolving loan facility amount up to $6,321,520. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,465,198 as of December 31, 2012. As December 31, 2012, $6,450,531 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.

In March 2011, the Group obtained another term loan facility amount up to $7,076,503 and another revolving loan facility amount up to $5,661,203 from the bank. The facilities are guaranteed by standby letters of credit, which is secured by the Group's restricted cash of $14,822,882 as of December 31, 2011. As of December 31, 2011, $6,433,185 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which are 1.0% and 2.2%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%. The facilities were matured in March 2012.

In February 2012, the Group renewed the facility which was matured in February 2013.  The facility had a term loan facility amount up to $7,095,584 and a revolving loan facility amount up to $5,676,467. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,398,218 as of December 31, 2012. As December 31, 2012, $7,095,584 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.